SCHEDULE OF INVESTMENTS

Global Equity Income (in thousands)	SEPTEMBER 30, 2021 (UNAUDITED)

COMMON STOCKS	Shares	Value

Canada
Financials – 2.3%
Bank of Montreal	72	$7,237

Total Canada - 2.3%		$7,237

France
Energy – 2.7%
Total Energies SE(A)	174	8,319

Financials – 3.2%
Axa S.A.	363	10,063

Health Care – 1.7%
Sanofi-Aventis	56	5,370

Industrials – 3.5%
Schneider Electric S.A.	65	10,890

Total France - 11.1%		$34,642

Germany
Communication Services – 2.6%
Deutsche Telekom AG, Registered Shares	399	7,992

Financials – 1.4%
Munchener Ruckversicherungs-Gesellschaft AG, Registered Shares	16	4,493

Industrials – 3.3%
Siemens AG	64	10,464

Utilities – 3.5%
E.ON AG	370	4,520
RWE Aktiengesellschaft	189	6,662

		11,182

Total Germany - 10.8%		$34,131

Indonesia
Financials – 2.2%
PT Bank Mandiri (Persero) Tbk	16,326	6,978

Total Indonesia - 2.2%		$6,978

Ireland
Materials – 1.4%
CRH plc	90	4,270

Total Ireland - 1.4%		$4,270

Italy
Utilities – 2.3%
ENEL S.p.A.	935	7,173

Total Italy - 2.3%		$7,173

Japan
Financials – 4.4%
ORIX Corp.	449	8,403
Tokio Marine Holdings, Inc.(A)	97	5,194

		13,597

Industrials – 1.6%
ITOCHU Corp.(A)	173	5,027

Total Japan - 6.0%		$18,624

Singapore
Financials – 2.2%
DBS Group Holdings Ltd.	306	6,777

Total Singapore - 2.2%		$6,777

South Korea
Information Technology – 3.8%
Samsung Electronics Co. Ltd.	192	11,932

Total South Korea - 3.8%		$11,932

Sweden
Energy – 1.5%
Lundin Energy AB(A)	128	4,769

Total Sweden - 1.5%		$4,769

Switzerland
Financials – 1.6%
Zurich Financial Services, Registered Shares	12	5,002

Health Care – 2.5%
Roche Holdings AG, Genusscheine	21	7,664

Total Switzerland - 4.1%		$12,666

Taiwan
Information Technology – 5.0%
Taiwan Semiconductor Manufacturing Co. Ltd.	744	15,388

Total Taiwan - 5.0%		$15,388

United Kingdom
Consumer Staples – 2.5%
Unilever plc	145	7,870

Financials – 1.4%
3i Group plc	252	4,326

Health Care – 4.2%
AstraZeneca plc	108	13,068

Materials – 1.2%
Anglo American plc	110	3,852

Total United Kingdom - 9.3%		$29,116

United States
Consumer Discretionary – 1.1%
V.F. Corp.	52	3,464

Consumer Staples – 7.6%
Philip Morris International, Inc.	107	10,170
Procter & Gamble Co. (The)	62	8,674
Sysco Corp.	61	4,759

		23,603

Energy – 2.8%
ConocoPhillips	131	8,860

Financials – 5.9%
Bank of America Corp.	290	12,328
Morgan Stanley	64	6,190

		18,518

Health Care – 5.0%
Amgen, Inc.	26	5,461
CVS Caremark Corp.	123	10,404

		15,865

Industrials – 5.1%
Eaton Corp.	46	6,827
Raytheon Technologies Corp.	104	8,950

		15,777

Information Technology – 2.8%
Cisco Systems, Inc.	162	8,817

Materials – 1.1%
Eastman Chemical Co.	35	3,523

Utilities – 3.0%
Exelon Corp.	96	4,634
Public Service Enterprise Group, Inc.	75	4,598

		9,232

Total United States - 34.4%		$107,659

TOTAL COMMON STOCKS – 96.4%		$301,362

(Cost: $252,720)

PREFERRED STOCKS

Germany
Consumer Discretionary – 2.3%
Volkswagen AG, 2.260%	32	7,150

Total Germany - 2.3%		$7,150

TOTAL PREFERRED STOCKS – 2.3%		$7,150

(Cost: $5,577)

SHORT-TERM SECURITIES

Money Market Funds(B) – 3.9%
State Street Institutional U.S. Government Money Market Fund - Premier Class 0.030%	3,006	3,006
Dreyfus Institutional Preferred Government Money Market Fund - Institutional Shares 0.010%(C)	9,334	9,334

		12,340

TOTAL SHORT-TERM SECURITIES – 3.9%		$12,340

(Cost: $12,340)

TOTAL INVESTMENT SECURITIES – 102.6%		$320,852

(Cost: $270,637)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (2.6)%		(8,256)

NET ASSETS – 100.0%		$312,596

Notes to Schedule of Investments

(A)	All or a portion of securities with an aggregate value of $17,854 are on loan.

(B)	Rate shown is the annualized 7-day yield at September 30, 2021.

(C)	Investment made with cash collateral received from securities on loan.

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 - Observable inputs such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of September 30, 2021:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Communication Services	$—	$7,992	$—
Consumer Discretionary	3,464	—	—
Consumer Staples	23,603	7,870	—
Energy	8,860	13,088	—
Financials	25,755	51,236	—
Health Care	15,865	26,102	—
Industrials	15,777	26,381	—
Information Technology	8,817	27,320	—
Materials	3,523	8,122	—
Utilities	9,232	18,355	—

Total Common Stocks	$114,896	$186,466	$—
Preferred Stocks	—	7,150	—
Short-Term Securities	12,340	—	—

Total	$127,236	$193,616	$—

For Federal income tax purposes, cost of investments owned at September 30, 2021 and the related unrealized appreciation (depreciation) were as follows:

Cost	$270,637

Gross unrealized appreciation	54,122

Gross unrealized depreciation	(3,907)

Net unrealized appreciation	$50,215